Research, Development and Engineering	12 Months Ended
Dec. 31, 2013
Research and Development [Abstract]
Research, Development and Engineering

Note O.

Research, Development and Engineering

RD&E expense was $6,226 million in 2013, $6,302 million in 2012 and $6,258 million in 2011.

The company incurred expense of $5,959 million, $6,034 million and $5,990 million in 2013, 2012 and 2011, respectively, for scientific research and the application of scientific advances to the development of new and improved products and their uses, as well as services and their application. Within these amounts, software-related expense was $3,077 million, $3,078 million and $3,097 million in 2013, 2012 and 2011, respectively.

Expense for product-related engineering was $267 million, $268 million and $267 million in 2013, 2012 and 2011, respectively.